INTANGIBLE ASSETS	12 Months Ended
May 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

In the Company’s fiscal year ended May 31, 2021, pursuant to an asset purchase agreement, the Company acquired certain laboratory assets, facilities and operations from a provider of molecular diagnostic tests, including the laboratory’s CLIA certification and its state operating licenses. The Company allocated $197,761 to the certification and licenses, which it considers indefinite-lived intangible assets,